Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]
(Dollars in thousands)	For the Year Ended December 31, 2019
Operating lease cost	$889

Other Information Related to Operating Leases [Table Text Block]
(Dollars in thousands)	Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$889
Weighted-average remaining lease term – operating leases, in years	4.7
Weighted-average discount rate – operating leases	2.19%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

(Dollars in thousands)	December 31, 2019
2020	$887
2021	896
2022	932
2023	807
2024	729
2025 and thereafter	15
Total lease payments	4,266
Less: Interest	(221)
Present value of lease liabilities	$4,045